First Trust Managed Municipal Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
First Trust Managed Municipal Fund | A
Prospectus [Line Items]
Annual Return [Percent]	3.81%	2.41%	6.76%